Taxes on Income - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Unrecognized Tax Benefits [Abstract]
Beginning of year		$ 568	[1]	$ 394
Additions related to tax positions taken during current year		41		174
Balance at December 31(*)	[1]	$ 609		$ 568

[1]	As of December 31, 2024 and 2023, unrecognized tax benefits in an amount of $256 in both years, were presented as a reduction from deferred taxes.